Fair Value of Financial Instruments - Additional Information (Detail)	6 Months Ended
Jun. 30, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Interest rate to calculate the cost of servicing advances	1 Month LIBOR + 4%
Minimum
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Discount rate of risk of earning of future income streams	14.00%
Mortgage loan prepayment rate	12.00%
Mortgage loan delinquency rate	15.00%
Maximum
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Discount rate of risk of earning of future income streams	22.00%
Mortgage loan prepayment rate	25.00%
Mortgage loan delinquency rate	35.00%